Accounts payable (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure Of Accounts Payables [Abstract]
Summary of Accounts Payable	Accounts payables consist of the following:

	As of
	December 31, 2024	December 31, 2023
	(Euros in thousands)
Trade payables	10,112	7,666
Accrued liabilities	10,581	17,540
Total	20,693	25,206